Changes in Accouting Policies and Prior Year Adjustments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2017	Dec. 31, 2016
Consolidated Balance Sheet (Extract)
Share Premium	$ 39,931	$ 39,832
Share based payment reserve (warrants)	2,419	1,874
Retained Earnings	(60,044)	(50,721)
Total Equity	(5,514)	519	$ (2,278)		$ 4,088
Consolidated Statement of Comprehensive Income (Extract)
Loss before taxation	$ (10,012)	(9,879)	(10,505)
Previously Reported [Member]
Consolidated Balance Sheet (Extract)
Convertible loan note reserve				$ 17,158
Share Premium		40,862	31,284
Share based payment reserve (warrants)		743	579	271
Translation reserve		1,977	1,997
Retained Earnings		(50,630)	(42,613)	(29,726)
Total Equity		519	(2,278)	(40,883)
Consolidated Statement of Comprehensive Income (Extract)
Operating Expenses		(4,418)
Loss before taxation		(9,939)
Adjustment [Member]
Consolidated Balance Sheet (Extract)
Convertible loan note reserve				(374)
Share Premium		(1,030)	(725)
Share based payment reserve (warrants)		1,131	885	648
Translation reserve		(91)	(9)
Retained Earnings		(10)	(151)	(274)
Total Equity
Consolidated Statement of Comprehensive Income (Extract)
Operating Expenses		60
Loss before taxation		60
Restated [Member]
Consolidated Balance Sheet (Extract)
Convertible loan note reserve				(16,784)
Share Premium		39,832	30,559
Share based payment reserve (warrants)		1,874	1,464	919
Translation reserve		1,967	1,988
Retained Earnings		(50,721)	(42,764)	(30,000)
Total Equity		519	$ (2,278)	$ (4,088)
Consolidated Statement of Comprehensive Income (Extract)
Operating Expenses		(4,358)
Loss before taxation		$ (9,879)